Prepaid expenses and other receivables (Additional Information) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses Deposits And Other Assets [Abstract]
Accounts receivable	$ 2,498	$ 2,834
Current accounts receivable	1,911
Non-current accounts receivable	587
Allowance for doubtful accounts	$ 849